Condensed Consolidating Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Oct. 28, 2012	Jan. 29, 2012		Oct. 30, 2011	Jan. 30, 2011		Jan. 31, 2010		Feb. 01, 2009
Current assets:
Cash and cash equivalents	$ 158	$ 111		$ 139	$ 292		$ 539		$ 771
Cash restricted for debt redemption	985
Receivables, net	1,105	1,002			907
Inventories	994	1,108			1,035
Deferred tax asset	65	58			102
Other current assets	45	47			45
Total current assets	3,352	2,326			2,381
Property and equipment, net	390	398			390
Goodwill	3,279	3,151		3,151	3,150		3,149	[1]	3,368
Intangible assets, net	518	735			992
Other assets	139	128			176
Total assets	7,678	6,738	[2]		7,089	[2]	7,845	[2]
Current liabilities:
Accounts payable	779	714			805
Accrued compensation and benefits	137	140			118
Current installments of long-term debt	940	82			10
Other current liabilities	217	378			272
Total current liabilities	2,073	1,314			1,205
Long term debt, excluding current installments	5,975	5,380			5,239
Deferred tax liabilities	149	111			101
Other liabilities	362	361			448
Total liabilities	8,559	7,166			6,993
Stockholder's equity (deficit)	(881)	(428)			96		688		1,175
Total liabilities and stockholder's equity (deficit)	7,678	6,738			7,089
Parent Issuer
Current assets:
Cash and cash equivalents	107	49		75	249		479		698
Cash restricted for debt redemption	985
Receivables, net		4			2
Deferred tax asset					40
Other current assets	12	8			9
Total current assets	1,104	61			300
Property and equipment, net	63	61			62
Deferred tax asset	80	158			117
Investment in subsidiaries	2,986	3,456			2,752
Intercompany notes receivable	2,774	2,774			3,054
Other assets	130	122			172
Total assets	7,137	6,632			6,457
Current liabilities:
Accounts payable	13	21			20
Accrued compensation and benefits	38	42			32
Current installments of long-term debt	940	82			10
Deferred tax liabilities	21	33
Other current liabilities	98	284			157
Total current liabilities	1,110	462			219
Long term debt, excluding current installments	5,975	5,641			5,423
Intercompany notes payable	608	641			304
Other liabilities	325	316			415
Total liabilities	8,018	7,060			6,361
Stockholder's equity (deficit)	(881)	(428)			96
Total liabilities and stockholder's equity (deficit)	7,137	6,632			6,457
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	18	12		15	8		8		17
Receivables, net	1,032	922			830
Inventories	937	1,027			958
Deferred tax asset	84	89			62
Intercompany receivable	1				3
Other current assets	31	34			35
Total current assets	2,103	2,084			1,896
Property and equipment, net	321	331			322
Goodwill	3,272	3,143			3,132
Intangible assets, net	514	731			988
Intercompany notes receivable	608	641			304
Other assets	6	6			4
Total assets	6,824	6,936			6,646
Current liabilities:
Accounts payable	723	648			730
Accrued compensation and benefits	94	93			80
Other current liabilities	108	104			104
Total current liabilities	925	845			914
Deferred tax liabilities	235	275			222
Intercompany notes payable	2,774	2,774			3,054
Other liabilities	30	37			45
Total liabilities	3,964	3,931			4,235
Stockholder's equity (deficit)	2,860	3,005			2,411
Total liabilities and stockholder's equity (deficit)	6,824	6,936			6,646
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	33	50		49	35		52		56
Receivables, net	73	97			75
Inventories	57	81			77
Deferred tax asset	2	2			4
Other current assets	2	5			1
Total current assets	167	235			192
Property and equipment, net	6	6			6
Goodwill	7	8			18
Intangible assets, net	4	4			4
Deferred tax asset	6	6
Other assets	3	261			203
Total assets	193	520			423
Current liabilities:
Accounts payable	43	45			55
Accrued compensation and benefits	5	5			6
Intercompany payable	1				3
Other current liabilities	11	11			11
Total current liabilities	60	61			75
Other liabilities	7	8			7
Total liabilities	67	69			82
Stockholder's equity (deficit)	126	451			341
Total liabilities and stockholder's equity (deficit)	193	520			423
Eliminations
Current assets:
Receivables, net		(21)
Deferred tax asset	(21)	(33)			(4)
Intercompany receivable	(1)				(3)
Total current assets	(22)	(54)			(7)
Deferred tax asset	(86)	(164)			(117)
Investment in subsidiaries	(2,986)	(3,456)			(2,752)
Intercompany notes receivable	(3,382)	(3,415)			(3,358)
Other assets		(261)			(203)
Total assets	(6,476)	(7,350)			(6,437)
Current liabilities:
Deferred tax liabilities	(21)	(33)
Intercompany payable	(1)				(3)
Other current liabilities		(21)
Total current liabilities	(22)	(54)			(3)
Long term debt, excluding current installments		(261)			(184)
Deferred tax liabilities	(86)	(164)			(121)
Intercompany notes payable	(3,382)	(3,415)			(3,358)
Other liabilities					(19)
Total liabilities	(3,490)	(3,894)			(3,685)
Stockholder's equity (deficit)	(2,986)	(3,456)			(2,752)
Total liabilities and stockholder's equity (deficit)	$ (6,476)	$ (7,350)			$ (6,437)

[1]	Does not sum due to rounding
[2]	Total Assets include amounts attributable to discontinued operations for the periods prior to the dispositions.